UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21475

                                                 RBC Funds Trust

(Exact name of registrant as specified in charter)

50 South Sixth Street, Suite 2350

                                                     Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jay Jackson, Esq.

50 South Sixth Street, Suite 2350

                                         Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 376-7132

Date of fiscal year end: March 31

Date of reporting period: December 31, 2015

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund

December 31, 2015 (Unaudited)

Shares		Value
Common Stocks — 87.43%
Brazil — 5.46%
230,320	Banco Bradesco SA ADR	$1,107,839
131,200	Natura Cosmeticos SA	778,992
74,100	Totvs SA	581,187
125,500	WEG SA	474,243

		2,942,261

Chile — 1.71%
55,345	Cia Cervecerias Unidas SA	612,376
175,617	Quinenco SA	309,838

		922,214

China — 22.68%
207,000	AIA Group Ltd.	1,236,842
11,500	Alibaba Group Holding Ltd. ADR*	934,605
5,020	Baidu, Inc. ADR*	948,981
302,600	China Merchants Holdings International Co. Ltd.	957,085
131,000	China Mobile Ltd.	1,474,550
233,000	China Resources Land Ltd.	674,233
106,249	CK Hutchison Holdings Ltd.	1,428,191
405,071	Fuyao Glass Industry Group Co. Ltd. - Series A	944,625
566,000	Guangdong Investment Ltd.	799,321
1,283,000	Lenovo Group Ltd.	1,294,795
331,400	Samsonite International SA	993,199
207,200	Weifu High-Technology Group Co. Ltd. - Series B	532,288

		12,218,715

India — 11.90%
39,800	Dr. Reddy’s Laboratories Ltd. ADR	1,842,342
37,300	HDFC Bank Ltd. ADR	2,297,680
135,700	Infosys Ltd. ADR	2,272,975

		6,412,997

Indonesia — 2.57%
756,900	Bank Central Asia Tbk PT	725,170
6,931,900	Kalbe Farma Tbk PT	659,531

		1,384,701

Jordan — 1.54%
24,419	Hikma Pharmaceuticals Plc	827,797

Korea — 6.17%
1,475	Amorepacific Corp	517,618
13,590	Hanon Systems	596,820
926	Samsung Electronics Co. Ltd.	987,655
1,702	Samsung Fire & Marine Insurance Co. Ltd.	444,913

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

December 31, 2015 (Unaudited)

Shares		Value
23,149	Shinhan Financial Group Co. Ltd.	$777,616

		3,324,622

Malaysia — 3.68%
782,700	Axiata Group Berhad	1,166,408
189,400	Public Bank Berhad	816,090

		1,982,498

Mexico — 2.58%
18,600	Grupo Televisa SAB ADR	506,106
378,200	Kimberly-Clark de Mexico SAB de CV - Series A	885,894

		1,392,000

Nigeria — 0.53%
3,124,287	Guaranty Trust Bank Plc	284,799

Peru — 1.88%
10,398	Credicorp Ltd.	1,011,933

Philippines — 3.10%
91,450	SM Investments Corp.	1,670,564

Poland — 1.05%
15,542	Bank Pekao SA	567,637

Russia — 1.03%
13,733	Magnit OJSC GDR	552,341

South Africa — 6.47%
104,802	Clicks Group Ltd.	603,357
43,214	Mr. Price Group Ltd.	558,862
12,916	Naspers Ltd.	1,765,415
142,380	Sanlam Ltd.	556,946

		3,484,580

Taiwan — 9.91%
83,400	Airtac International Group	383,805
101,200	Delta Electronics, Inc.	476,003
80,000	Giant Manufacturing Co. Ltd.	530,319
441,471	Standard Foods Corp.	1,098,732
512,000	Taiwan Semiconductor Manufacturing Co. Ltd.	2,208,892

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

December 31, 2015 (Unaudited)

Shares		Value
384,469	Uni-President Enterprises Corp.	$640,884

		5,338,635

Thailand — 1.15%
477,900	Central Pattana Public Co. Ltd. - FOR	620,963

Turkey — 2.36%
214,810	Akbank TAS	492,565
503,568	Enka Insaat Ve Sanayi AS	779,919

		1,272,484

United Arab Emirates — 1.05%
752,740	Emaar Malls Group PJSC*	563,378

United Kingdom — 0.61%
5,430	SABMiller Plc - N Shares	327,316

Total Common Stocks		47,102,435

(Cost $49,481,575)

Equity Linked Securities — 1.34%
India — 1.34%
42,251	Cummins India Ltd.	658,006
1,605	Hero Motocorp Ltd.	65,361

Total Equity Linked Securities		723,367

(Cost $707,225)

Preferred Stocks — 4.42%

Korea — 4.42%
5,056	Hyundai Motor Co.	442,087
1,452	Samsung Electronics Co. Ltd.	1,342,212
3,699	Samsung Fire & Marine Insurance Co. Ltd.	593,889

Total Preferred Stocks		2,378,188

(Cost $2,387,539)

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

December 31, 2015 (Unaudited)

Shares		Value
Investment Company — 8.59%
4,625,039	Dreyfus Cash Management, Institutional Shares	$4,625,039

Total Investment Company		4,625,039

(Cost $4,625,039)

Total Investments		$54,829,029
(Cost $57,201,378)(a) — 101.78%

Liabilities in excess of other assets — (1.78)%		(956,622)

NET ASSETS — 100.00%		$53,872,407

*	Non-income producing security.
(a)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

FOR - Foreign Ownership Restrictions

GDR - Global Depositary Receipt

Portfolio Diversification (Unaudited)

Percentage
Industries	of Net Assets
Financials	29.36%
Consumer Staples	18.07%
Information Technology	16.13%
Consumer Discretionary	13.71%
Telecom Services	9.94%
Industrials	4.50%
Utilities	1.48%
Other*	6.81%

100.00%

* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund

December 31, 2015 (Unaudited)

Shares		Value
Common Stocks — 76.81%
Botswana — 0.71%
77,050	Choppies Enterprises Ltd.	$31,886

Brazil — 4.74%
13,700	Cia Hering	52,670
11,500	Natura Cosmeticos SA	68,281
6,750	Totvs SA	52,942
4,850	Wilson Sons Ltd. BDR	40,455

		214,348

Chile — 5.35%
86,000	Inversiones Aguas Metropolitanas SA	121,293
38,062	Parque Arauco SA	59,997
34,184	Sonda SA	60,580

		241,870

China — 13.21%
29,000	Asia Satellite Telecommunications Holdings Ltd.	36,317
5,500	Hollysys Automation Technologies Ltd.	121,990
94,700	Luthai Textile Co. Ltd., B Shares	131,140
36,000	Samsonite International SA	107,891
170,000	Sino Biopharmaceutical Ltd.	153,700
168,000	Tao Heung Holdings Ltd.	46,325

		597,363

Egypt — 1.91%
2,700	Edita Food Industries SAE GDR*	49,950
7,308	Integrated Diagnostics Holdings Plc*(a)	36,138

		86,088

Indonesia — 4.58%
2,500,000	Ace Hardware Indonesia Tbk PT	148,690
1,643,600	Pakuwon Jati Tbk PT	58,484

		207,174

Korea — 5.55%
300	Cuckoo Electronics Co. Ltd.	58,241
14,095	DGB Financial Group, Inc.	120,076
1,746	Hy-Lok Corp.	36,840
616	Youngone Holdings Co. Ltd.	35,598

		250,755

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

December 31, 2015 (Unaudited)

Shares		Value
Malaysia — 3.78%
176,000	CapitaMalls Malaysia Trust REIT	$56,579
18,400	LPI Capital Berhad	68,810
123,200	Oldtown Berhad	45,548

		170,937

Mexico — 3.00%
38,100	Corp. Inmobiliaria Vesta SAB de CV	58,030
29,800	Grupo Herdez SAB de CV	77,411

		135,441

Nigeria — 0.41%
204,500	Guaranty Trust Bank Plc	18,642

Peru — 0.32%
24,707	Grana y Montero SA	14,255

Philippines — 4.61%
153,100	Century Pacific Food, Inc.	53,653
51,500	Security Bank Corp.	154,945

		208,598

South Africa — 7.54%
14,262	Clicks Group Ltd.	82,108
37,968	Consolidated Infrastructure Group Ltd.*	78,250
13,858	Hyprop Investments Ltd. REIT	92,750
11,718	Oceana Group Ltd.	87,910

		341,018

Taiwan — 13.10%
19,900	Airtac International Group	91,579
60,000	Chroma ATE, Inc.	116,302
10,000	Giant Manufacturing Co. Ltd.	66,290
4,000	Ginko International Co. Ltd.	52,701
22,000	Lumax International Corp. Ltd.	29,045
35,000	Pacific Hospital Supply Co. Ltd.	80,391
51,150	Standard Foods Corp.	127,302
20,000	Yungtay Engineering Co. Ltd.	28,732

		592,342

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

December 31, 2015 (Unaudited)

Shares		Value
Thailand — 8.00%
53,300	Aeon Thana Sinsap Thailand Public Co. Ltd. NVDR	$142,240
56,700	Delta Electronics Thailand Public Co. Ltd. - FOR	119,810
300,000	MC Group Public Co. Ltd. - FOR	99,537

		361,587

Total Common Stocks		3,472,304

(Cost $4,200,244)

Equity Linked Securities — 10.78%
India — 8.12%
22,017	Godrej Industries Ltd.	126,199
40,000	Marico Ltd.	136,737
5,000	Sundaram Finance Ltd.	104,147

		367,083

United Arab Emirates — 2.66%
140,000	Aramex PJSC	120,447

Total Equity Linked Securities		487,530

(Cost $336,684)

Exchange Traded Funds — 4.79%
India — 4.79%
5,000	Market Vectors India Small-Cap Index ETF	216,350

Total Exchange Traded Funds		216,350

(Cost $149,435)

Preferred Stocks — 2.94%
Korea — 2.94%
682	Amorepacific Corp.	132,902

Philippines — 0.00%
58,000	Security Bank Corp.(b)	123

Total Preferred Stocks		133,025

(Cost $32,731)

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

December 31, 2015 (Unaudited)

Shares		Value
Investment Company — 4.90%
221,493	Dreyfus Cash Management, Institutional Shares	$221,493

Total Investment Company		221,493

(Cost $221,493)

Total Investments		$4,530,702
(Cost $ 4,940,587)(c) — 100.22%

Liabilities in excess of other assets — (0.22)%		(9,843)

NET ASSETS — 100.00%		$4,520,859

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

BDR - Brazilian Depositary Receipt

FOR - Foreign Ownership Restrictions

GDR - Global Depositary Receipt

NVDR - Non-Voting Depository Receipt

REIT - Real Estate Investment Trust

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

December 31, 2015 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	20.68%
Consumer Staples	19.77%
Consumer Discretionary	16.51%
Industrials	11.73%
Information Technology	8.43%
Health Care	7.14%
Materials	2.79%
Utilities	2.68%
Telecom Services	0.80%
Other*	9.47%

100.00%

*	Includes cash, Exchange Traded Funds, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund

December 31, 2015 (Unaudited)

Shares		Value
Common Stocks — 99.60%
Belgium — 3.26%
1,369	Anheuser-Busch InBev NV	$170,369

France — 6.43%
1,652	Pernod Ricard SA	188,402
2,141	Safran SA	147,093

		335,495

Germany — 4.45%
5,780	Deutsche Post AG	161,659
1,677	Drillisch AG	70,769

		232,428

Hong Kong — 1.90%
16,600	AIA Group Ltd.	99,186

India — 3.78%
3,200	HDFC Bank Ltd. ADR	197,120

Japan — 3.73%
300	SMC Corp.	77,920
1,900	Toyota Motor Corp.	117,000

		194,920

South Africa — 3.12%
1,193	Naspers Ltd., N Shares	163,064

Switzerland — 3.78%
711	Roche Holding AG	197,024

Taiwan — 3.36%
7,700	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	175,175

United Kingdom — 9.19%
4,110	InterContinental Hotels Group Plc	160,203
50,295	Lloyds Banking Group Plc	54,118
2,190	Shire Plc	150,251
7,782	St. James’s Place Plc	115,343

		479,915

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund (cont.)

December 31, 2015 (Unaudited)

Shares		Value
United States — 56.60%
255	Alphabet Inc.*	$198,393
265	Amazon.com, Inc.*	179,111
1,076	Amgen, Inc.	174,667
6,100	Blackstone Group LP (The) - MLP	178,364
1,800	Citigroup, Inc.	93,150
2,100	Danaher Corp.	195,048
1,600	EOG Resources, Inc.	113,264
2,400	Estee Lauder Cos., Inc. (The), Class A	211,344
3,000	First Republic Bank	198,180
1,278	Gartner Inc.*	115,915
615	Incyte Corp.*	66,697
1,600	International Flavors & Fragrances, Inc.	191,424
1,893	Intuit, Inc.	182,675
2,600	Invesco Ltd.	87,048
5,600	ITC Holdings Corp.	219,800
700	LyondellBasell Industries NV, Class A	60,830
1,500	Occidental Petroleum Corp.	101,415
2,800	TJX Cos., Inc. (The)	198,548
1,600	UnitedHealth Group, Inc.	188,224

		2,954,097

Total Common Stocks		5,198,793

(Cost $5,007,941)

Investment Company — 1.41%
73,674	Dreyfus Cash Management, Institutional Shares	73,674

Total Investment Company		73,674

(Cost $73,674)

Total Investments		$5,272,467
(Cost $5,081,615)(a) — 101.01%

Liabilities in excess of other assets — (1.01)%		(52,767)

NET ASSETS — 100.00%		$5,219,700

*	Non-income producing security.
(a)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

MLP - Master Limited Partnership

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund (cont.)

December 31, 2015 (Unaudited)

Portfolio Diversification (Unaudited)

Percentage
Industries	of Net Assets
Financials	19.59%
Consumer Discretionary	15.67%
Health Care	14.88%
Information Technology	12.88%
Industrials	11.15%
Consumer Staples	10.92%
Materials	4.83%
Utilities	4.21%
Energy	4.11%
Telecom Services	1.36%
Other*	0.40%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund

December 31, 2015 (Unaudited)

Shares		Value
Common Stocks — 100.01%
Australia — 2.74%
30,941	Oil Search Ltd.	$150,600

Belgium — 4.69%
2,068	Anheuser-Busch InBev NV	257,358

France — 9.99%
823	Air Liquide SA	92,396
2,095	Pernod Ricard SA	238,924
3,162	Safran SA	217,239

		548,559

Germany — 7.58%
410	Continental AG	99,294
7,285	Deutsche Post AG	203,752
2,675	Drillisch AG	112,885

		415,931

Hong Kong — 3.64%
33,400	AIA Group Ltd.	199,568

India — 4.15%
3,700	HDFC Bank Ltd. ADR	227,920

Japan — 18.37%
9,500	Astellas Pharma, Inc.	135,240
6,000	Kubota Corp.	92,692
1,800	Nidec Corp.	130,529
2,000	Oriental Land Co. Ltd.	120,993
5,400	Santen Pharmaceutical Co. Ltd.	88,902
700	SMC Corp.	181,814
2,600	Sumitomo Mitsui Financial Group, Inc.	98,127
2,600	Toyota Motor Corp.	160,105

		1,008,402

Netherlands — 2.72%
1,000	AKZO Nobel NV	66,819
930	ASML Holding NV	82,632

		149,451

Philippines — 2.55%
35,430	Universal Robina Corp.	139,808

South Africa — 4.08%
1,640	Naspers Ltd., N Shares	224,162

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund (cont.)

December 31, 2015 (Unaudited)

Shares		Value
Spain — 1.75%
27,658	CaixaBank SA	$96,267

Sweden — 2.22%
4,201	Svenska Cellulosa AB SCA, Series B	121,746

Switzerland — 10.35%
365	Partners Group Holding AG	131,267
817	Roche Holding AG	226,398
184	Syngenta AG	72,018
7,138	UBS Group AG	138,473

		568,156

Taiwan — 4.52%
10,900	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	247,975

United Kingdom — 20.66%
7,562	Admiral Group Plc	184,783
4,799	InterContinental Hotels Group Plc	187,059
2,107	Liberty Global Plc, Series A*	89,253
128,442	Lloyds Banking Group Plc	138,204
5,696	Royal Dutch Shell Plc, B Shares	129,818
3,328	Shire Plc	228,327
11,935	St. James’s Place Plc	176,898

		1,134,342

Total Common Stocks		5,490,245

(Cost $5,560,560)

Investment Company — 1.13%
62,023	Dreyfus Cash Management, Institutional Shares	62,023

Total Investment Company		62,023

(Cost $62,023)

Total Investments		$5,552,268
(Cost $5,622,583)(a) — 101.14%

Liabilities in excess of other assets — (1.14)%		(62,829)

NET ASSETS — 100.00%		$5,489,439

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund (cont.)

December 31, 2015 (Unaudited)

*	Non-income producing security.
(a)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	25.35%
Consumer Discretionary	16.05%
Industrials	15.05%
Consumer Staples	13.80%
Health Care	12.37%
Information Technology	6.02%
Energy	5.11%
Materials	4.21%
Telecom Services	2.05%
Other*	(0.01)%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund

December 31, 2015 (Unaudited)

Principal Amount		Value
Asset Backed Securities — 16.75%
$150,000	AmeriCredit Automobile Receivables Trust, Series 2012-3, Class E, 4.46%, 11/8/19(a)	$152,130
150,000	AmeriCredit Automobile Receivables Trust, Series 2013-1, Class D, 2.09%, 2/8/19	150,138
150,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class B, 1.60%, 7/8/19	149,447
250,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.58%, 9/8/20	250,827
150,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.47%, 11/9/20	150,388
99,205	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB2, Class M1, 1.08%, 4/25/36(b)	97,075
250,000	Macquarie Equipment Funding Trust, Series 2014-A, Class B, 1.99%, 7/20/21(a)	251,135
250,000	Santander Drive Auto Receivables Trust, Series 2013-4, Class D, 3.92%, 1/15/20	255,512
150,000	Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33%, 11/15/19	150,555
250,000	Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.13%, 8/17/20	250,381
133,821	Structured Asset Securities Corp., Class 2005-NC1, Class M1, 0.89%, 2/25/35(b)	133,348

Total Asset Backed Securities		1,990,936

(Cost $1,993,880)

Collateralized Mortgage Obligations — 7.51%
39,667	Adjustable Rate Mortgage Trust, Series 2004-2, Class 7A2, 1.06%, 2/25/35(b)	39,519
124,079	BCAP LLC Trust, Series 2010-RR7, Class 12A6, 6.00%, 8/26/36(a)	127,193
118,517	Citigroup Mortgage Loan Trust, Inc., Series 2012-11, Class 3A1, 0.49%, 12/25/35(a)(b)	115,879
109,573	JP Morgan Resecuritization Trust, Series 2014-1, Class 9A3, 0.49%, 12/26/35(a)(b)	106,833
61,436	Nomura Asset Acceptance Corp Alternative Loan Trust, Series 2005-AR1, Class 1A2, 2.76%, 2/25/35(b)	61,402
134,325	RBSSP Resecuritization Trust, Series 2009-6, Class 13A4, 2.54%, 8/26/35(a)(b)	134,216
34,660	Springleaf Mortgage Loan Trust, Series 2013-1A, Class A, 1.27%, 6/25/58(a)(b)	34,296
105,750	Springleaf Mortgage Loan Trust, Series 2013-2A, Class A, 1.78%, 12/25/65(a)(b)	105,224
168,713	Springleaf Mortgage Loan Trust, Series 2013-3A, Class A, 1.87%, 9/25/57(a)(b)	168,069

Total Collateralized Mortgage Obligations		892,631

(Cost $900,920)

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
Corporate Bonds — 66.50%
Banks — 9.58%
$250,000	Bank of America, N.A., 5.30%, 3/15/17	$260,069
200,000	ING Bank NV, 3.75%, 3/7/17(a)	204,899
200,000	Morgan Stanley, 6.25%, 8/28/17	214,145
250,000	PNC Funding Corp., 5.63%, 2/1/17	259,907
200,000	Wachovia Corp., 0.78%, 6/15/17(b)	199,387

		1,138,407

Consumer Discretionary — 12.08%
100,000	Constellation Brands, Inc., 7.25%, 5/15/17	106,500
230,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.20%, 3/15/20	249,092
250,000	Ford Motor Credit Co. LLC, 2.55%, 10/5/18	248,225
100,000	Hewlett Packard Enterprise Co., 2.85%, 10/5/18(a)	99,944
100,000	Hyundai Capital America, 2.00%, 3/19/18(a)	98,811
123,000	L Brands, Inc., 6.90%, 7/15/17	131,610
100,000	Reynolds American Inc., 2.30%, 6/12/18	100,628
200,000	Southwest Airlines Co., 2.75%, 11/6/19	201,550
200,000	Tyson Foods, Inc., 2.65%, 8/15/19	200,111

		1,436,471

Consumer Non Cyclicals — 1.47%
125,000	Biogen Inc., 2.90%, 9/15/20	124,671
50,000	McGraw Hill Financial Inc., 2.50%, 8/15/18(a)	50,312

		174,983

Finance - Diversified — 6.66%
200,000	American Tower Corp. REIT, 4.50%, 1/15/18	208,579
100,000	General Motors Financial Co., Inc., 3.10%, 1/15/19	99,855
150,000	General Motors Financial Co., Inc., 4.75%, 8/15/17	155,466
125,000	Regions Financial Corp., 2.25%, 9/14/18	124,869
200,000	Santander Holdings USA, Inc., 3.45%, 8/27/18	203,329

		792,098

Health Care — 4.98%
250,000	Actavis Funding SCS, 3.00%, 3/12/20	249,801
50,000	Mylan NV, 3.00%, 12/15/18(a)	49,890
45,000	St. Jude Medical Inc., 2.80%, 9/15/20	45,017
250,000	Zimmer Holdings, Inc., 2.70%, 4/1/20	246,858

		591,566

Industrials — 5.29%
150,000	Case New Holland, Inc., 7.88%, 12/1/17	158,625
97,000	L-3 Communications Corp., 1.50%, 5/28/17	95,798
200,000	L-3 Communications Corp., 3.95%, 11/15/16	203,008

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
$ 12,000	Owens Corning, 6.50%, 12/1/16	$12,347
160,000	Pentair Finance SA, 2.90%, 9/15/18	159,284

		629,062

Insurance — 0.87%
100,000	Genworth Holdings, Inc., 8.63%, 12/15/16	103,250

Materials — 8.03%
150,000	ArcelorMittal, 5.25%, 2/25/17	144,885
150,000	CF Industries, Inc., 6.88%, 5/1/18	162,528
200,000	Dow Chemical Co. (The), 8.55%, 5/15/19	235,730
200,000	Georgia-Pacific LLC, 2.54%, 11/15/19(a)	198,849
200,000	LyondellBasell Industries NV, 5.00%, 4/15/19	212,760

		954,752

Media — 4.55%
150,000	21st Century Fox America Inc., 8.25%, 8/10/18	172,441
150,000	CBS Corp., 4.63%, 5/15/18	158,682
200,000	Time Warner Cable Inc., 5.85%, 5/1/17	209,225

		540,348

Oil & Gas — 9.52%
200,000	Anadarko Petroleum Corp., 8.70%, 3/15/19	227,230
200,000	Enbridge Energy Partners LP, 6.50%, 4/15/18	209,541
110,000	Enterprise Products Operating LLC, 7.03%, 1/15/68(b)	111,650
135,000	Marathon Oil Corp., 6.00%, 10/1/17	137,609
100,000	Pioneer Natural Resources Co., 5.88%, 7/15/16	101,563
100,000	Schlumberger Holdings Corp., 2.35%, 12/21/18(a)	99,351
50,000	Southwestern Energy Co., 3.30%, 1/23/18	41,000
200,000	Williams Partners LP/Williams Partners Finance Corp., 7.25%, 2/1/17	203,947

		1,131,891

Telecommunication Services — 1.73%
200,000	CenturyLink, Inc., 5.15%, 6/15/17	205,500
Utilities — 1.74%
200,000	Southwestern Electric Power Co., 5.55%, 1/15/17	206,714

Total Corporate Bonds		7,905,042

(Cost $7,995,393)

Municipal Bonds — 0.84%
California — 0.84%
100,000	University of California Revenue Bonds, Series Y-1, 0.74%, 7/1/41(b)	99,919

Total Municipal Bonds		99,919

(Cost $100,000)

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
U.S. Government Agency Backed Mortgages — 1.75%
Fannie Mae — 0.76%
$ 8,346	Series 2001-70, Class OF, 1.37%, 10/25/31(b)	$8,517
5,842	Series 2002-55, Class QE, 5.50%, 9/25/17	5,952
16,508	Series 2005-68, Class BC, 5.25%, 6/25/35	17,525
6,219	Series 2009-87, Class FX, 1.17%, 11/25/39(b)	6,332
49,982	Series 2012-3, Class EA, 3.50%, 10/25/29	51,705

		90,031

Freddie Mac — 0.99%
6,432	Series 2448, Class FT, 1.33%, 3/15/32(b)	6,583
6,644	Series 2488, Class FQ, 1.33%, 3/15/32(b)	6,804
48,438	Series 2627, Class MW, 5.00%, 6/15/23	51,910
5,061	Series 3725, Class A, 3.50%, 9/15/24	5,173
6,855	Series 3770, Class FP, 0.83%, 11/15/40(b)	6,897
40,104	Series 4027, Class GD, 2.00%, 10/15/25	40,235

		117,602

Total U.S. Government Agency Backed Mortgages		207,633

(Cost $206,401)

Shares
Investment Company — 3.26%
388,212	RBC Prime Money Market Fund, Institutional Class 1(c)	388,212

Total Investment Company		388,212

(Cost $388,212)

Total Investments		$11,484,373
(Cost $11,584,806)(d) — 96.61%

Other assets in excess of liabilities — 3.39%		402,981

NET ASSETS — 100.00%		$11,887,354

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2015.
(c)	Affiliated investment.
(d)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2015 (Unaudited)

Financial futures contracts as of December 31, 2015:

Long Position	Number of Contracts	Expiration Date	Unrealized Depreciation		Notional Value	Clearinghouse
Two Year U.S.
Treasury Bonds	8	March, 2016	$(3,250)	USD	1,741,125	Barclays Plc

Short Position	Number of Contracts	Expiration Date	Unrealized Appreciation		Notional Value	Clearinghouse
Five Year U.S.
Treasury Bonds	8	March, 2016	$3,468	USD	950,030	Barclays Plc

See Notes to Schedules of Portfolio Investments.

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund

December 31, 2015 (Unaudited)

Principal Amount		Value
Asset Backed Securities — 17.21%
$250,000	Ally Auto Receivables Trust, Series 2014-SN2, Class A4, 1.21%, 2/20/19	$249,608
150,000	AmeriCredit Automobile Receivables Trust, Series 2012-3, Class E, 4.46%, 11/8/19(a)	152,130
150,000	AmeriCredit Automobile Receivables Trust, Series 2013-1, Class D, 2.09%, 2/8/19	150,139
150,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class B, 1.60%, 7/8/19	149,447
250,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.58%, 9/8/20	250,827
150,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.47%, 11/9/20	150,388
100,000	CNH Equipment Trust, Series 2012-D, Class A4, 0.87%, 11/15/19	99,589
98,312	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB2, Class M1, 1.08%, 4/25/36(b)	96,201
189,456	Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05%, 3/20/20(a)	188,657
250,000	Macquarie Equipment Funding Trust, Series 2014-A, Class B, 1.99%, 7/20/21(a)	251,135
250,000	Mercedes Benz Auto Lease Trust 2015-B, Class A4, 1.53%, 5/17/21	248,251
250,000	Santander Drive Auto Receivables Trust, Series 2013-3, Class D, 2.42%, 4/15/19	250,229
250,000	Santander Drive Auto Receivables Trust, Series 2013-4, Class D, 3.92%, 1/15/20	255,512
250,000	Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36%, 4/15/20	250,373
250,000	Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.13%, 8/17/20	250,381
133,821	Structured Asset Securities Corp., Series 2005-NC1, Class M1, 0.89%, 2/25/35(b)	133,348

Total Asset Backed Securities		3,126,215

(Cost $3,136,028)

Collateralized Mortgage Obligations — 5.40%
124,079	BCAP LLC Trust, Series 2010-RR7, Class 12A6, 6.00%, 8/26/36(a)	127,193
118,517	Citigroup Mortgage Loan Trust, Inc., Series 2012-11, Class 3A1, 0.49%, 12/25/35(a)(b)	115,879
109,573	JP Morgan Resecuritization Trust, Series 2014-1, Class 9A3, 0.49%, 12/26/35(a)(b)	106,833
61,436	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class 1A2, 2.76%, 2/25/35(b)	61,402
134,325	RBSSP Resecuritization Trust, Series 2009-6, Class 13A4, 2.54%, 8/26/35(a)(b)	134,216

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
$106,826	RBSSP Resecuritization Trust, Series 2010-3, Class 9A1, 5.50%, 2/26/35(a)	$107,308
55,456	Springleaf Mortgage Loan Trust, Series 2013-1A, Class A, 1.27%, 6/25/58(a)(b)	54,874
105,750	Springleaf Mortgage Loan Trust, Series 2013-2A, Class A, 1.78%, 12/25/65(a)(b)	105,224
168,713	Springleaf Mortgage Loan Trust, Series 2013-3A, Class A, 1.87%, 9/25/57(a)(b)	168,069

Total Collateralized Mortgage Obligations		980,998

(Cost $993,151)

Corporate Bonds — 61.51%
Banks — 14.42%
250,000	Bank of America, N.A., 5.30%, 3/15/17	260,069
150,000	Barclays Bank PLC, 5.00%, 9/22/16	153,849
250,000	Branch Banking & Trust Co., 0.82%, 9/13/16(b)	249,450
100,000	Citigroup Inc., 2.05%, 12/7/18	99,472
125,000	Citigroup Inc., 2.15%, 7/30/18	124,907
250,000	Citigroup, Inc., 1.04%, 11/15/16(b)	250,262
250,000	Fifth Third Bancorp, 0.77%, 12/20/16(b)	249,022
100,000	Goldman Sachs Group Inc. (The), 5.63%, 1/15/17	103,867
150,000	HSBC USA Inc., 2.00%, 8/7/18	149,963
250,000	JP Morgan Chase Bank, N.A., 5.88%, 6/13/16	254,934
125,000	Regions Financial Corp., 2.25%, 9/14/18	124,869
250,000	Sumitomo Mitsui Banking Corp., 1.45%, 7/19/16	250,378
250,000	Wachovia Corp., 0.69%, 10/15/16(b)	249,538
100,000	Wells Fargo & Co., 1.46%, 12/7/20(b)	100,251

		2,620,831

Consumer Discretionary — 10.12%
200,000	AbbVie Inc., 1.80%, 5/14/18	199,079
100,000	Constellation Brands, Inc., 7.25%, 5/15/17	106,500
150,000	CVS Health Corp., 1.90%, 7/20/18	149,910
250,000	Ford Motor Credit Co. LLC, 2.55%, 10/5/18	248,225
250,000	Ford Motor Credit Co. LLC, 3.98%, 6/15/16	252,775
150,000	Hewlett Packard Enterprise Co., 2.45%, 10/5/17(a)	149,873
100,000	Hyundai Capital America, 2.00%, 3/19/18(a)	98,811
250,000	Kraft Heinz Foods Co., 2.00%, 7/2/18(a)	248,820
120,000	L Brands, Inc., 6.90%, 7/15/17	128,400
150,000	Macy’s Retail Holdings Inc., 5.90%, 12/1/16	155,642
100,000	Reynolds American Inc., 2.30%, 6/12/18	100,628

		1,838,663

Finance - Diversified — 5.68%
200,000	Ally Financial, Inc., 3.13%, 1/15/16	200,086
200,000	American Tower Corp. REIT, 4.50%, 1/15/18	208,579
100,000	General Motors Financial Co., Inc., 2.75%, 5/15/16	100,292

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
$150,000	General Motors Financial Co., Inc., 3.10%, 1/15/19	$149,782
100,000	General Motors Financial Co., Inc., 4.75%, 8/15/17	103,644
50,000	McGraw Hill Financial Inc., 2.50%, 8/15/18(a)	50,312
20,000	PACCAR Financial Corp., 1.05%, 12/6/18(b)	20,039
200,000	Synchrony Financial, 1.88%, 8/15/17	199,083

		1,031,817

Health Care — 8.23%
250,000	Actavis Funding SCS, 2.35%, 3/12/18	250,261
150,000	Cardinal Health Inc., 1.95%, 6/15/18	149,609
100,000	EMD Finance LLC, 1.70%, 3/19/18(a)	99,046
150,000	Express Scripts Holding Co., 1.25%, 6/2/17	149,000
200,000	Laboratory Corp. of America Holdings, 2.20%, 8/23/17	200,704
150,000	McKesson Corp., 1.29%, 3/10/17	149,578
75,000	Mylan NV, 3.00%, 12/15/18(a)	74,834
125,000	St. Jude Medical Inc., 2.00%, 9/15/18	124,768
150,000	Zimmer Holdings, Inc., 1.45%, 4/1/17	149,270
150,000	Zimmer Holdings, Inc., 2.00%, 4/1/18	149,076

		1,496,146

Industrials — 3.37%
250,000	L-3 Communications Corp., 3.95%, 11/15/16	253,761
8,000	Owens Corning, 6.50%, 12/1/16	8,231
200,000	Pentair Finance SA, 2.90%, 9/15/18	199,105
150,000	Thermo Fisher Scientific Inc., 2.25%, 8/15/16	150,821

		611,918

Information Technology — 0.04%
7,000	Oracle Corp., 0.90%, 1/15/19(b)	7,006
Insurance — 1.72%
100,000	Genworth Holdings, Inc., 8.63%, 12/15/16	103,250
200,000	Hartford Financial Services Group, Inc. (The), 5.38%, 3/15/17	208,598

		311,848

Materials — 1.40%
250,000	Ecolab Inc., 3.00%, 12/8/16	253,589

Media — 4.54%
200,000	21st Century Fox America Inc., 8.00%, 10/17/16	210,399
200,000	Directv Holdings LLC/Directv Financing Co. Inc., 2.40%, 3/15/17	201,609
200,000	Time Warner Cable, Inc., 5.85%, 5/1/17	209,225
200,000	Viacom, Inc., 3.50%, 4/1/17	203,546

		824,779

Oil & Gas — 5.88%
200,000	Anadarko Petroleum Corp., 5.95%, 9/15/16	205,511
150,000	Enbridge, Inc., 0.87%, 6/2/17(b)	146,913
200,000	Marathon Oil Corp., 6.00%, 10/1/17	203,865

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
$170,000	Pioneer Natural Resources Co., 5.88%, 7/15/16	$172,657
150,000	Schlumberger Holdings Corp., 2.35%, 12/21/18(a)	149,026
50,000	Southwestern Energy Co., 3.30%, 1/23/18	41,000
150,000	TransCanada Pipelines Ltd., 1.88%, 1/12/18	149,408

		1,068,380

Telecommunication Services — 2.60%
220,000	AT&T, Inc., 2.40%, 8/15/16	221,454
250,000	Verizon Communications Inc., 2.50%, 9/15/16	251,951

		473,405

Utilities — 3.51%
200,000	Exelon Corp., 1.55%, 6/9/17	199,157
200,000	PSEG Power LLC, 5.32%, 9/15/16	205,490
225,000	Southwestern Electric Power Co., 5.55%, 1/15/17	232,553

		637,200

Total Corporate Bonds		11,175,582

(Cost $11,230,896)

U.S. Government Agency Backed Mortgages — 6.74%
Fannie Mae — 4.42%
53,840	Pool #254235, 6.00%, 3/1/17	55,080
92,972	Pool #725098, 5.50%, 12/1/18	96,887
51,385	Pool #739413, 5.00%, 10/1/18	53,459
110,748	Pool #888467, 6.00%, 6/1/22	119,720
125,017	Pool #AL0202, 4.00%, 4/1/21	130,271
7,904	Series 2002-73, Class OE, 5.00%, 11/25/17	8,120
69,905	Series 2003-120, Class BL, 3.50%, 12/25/18	71,487
32,679	Series 2003-55, Class CD, 5.00%, 6/25/23	35,151
40,602	Series 2004-3, Class BE, 4.00%, 2/25/19	41,718
39,313	Series 2011-23, Class AB, 2.75%, 6/25/20	39,941
150,235	Series 2012-1, Class GB, 2.00%, 2/25/22	150,723

		802,557

Freddie Mac — 2.32%
7,115	Series 2543, Class NM, 5.00%, 12/15/17	7,310
50,840	Series 2649, Class QH, 4.50%, 7/15/18	52,554
32,347	Series 2675, Class CK, 4.00%, 9/15/18	33,263
38,402	Series 2761, Class CB, 4.00%, 3/15/19	39,529
90,279	Series 3710, Class AB, 2.00%, 8/15/20	91,065

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2015 (Unaudited)

Principal Amount		Value
$ 94,855	Series 3726, Class BA, 2.00%, 8/15/20	$95,339
98,591	Series 3852, Class EA, 4.50%, 12/15/21	102,514

		421,574

Total U.S. Government Agency Backed Mortgages		1,224,131

(Cost $1,229,382)

U.S. Treasury Obligations — 2.74%
U.S. Treasury Notes — 2.74%
500,000	0.63%, 2/15/17	498,731

Total U.S. Treasury Obligations		498,731

(Cost $499,563)

Shares
Investment Company — 5.64%
1,024,991	RBC Prime Money Market Fund, Institutional Class 1(c)	1,024,991

Total Investment Company		1,024,991

(Cost $1,024,991)

Total Investments		$18,030,648
(Cost $18,114,011)(d) — 99.24%

Other assets in excess of liabilities — 0.76%		138,671

NET ASSETS — 100.00%		$18,169,319

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2015.
(c)	Affiliated investment.
(d)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

December 31, 2015 (Unaudited)

Financial futures contracts as of December 31, 2015:

Short Position	Number of Contracts	Expiration Date	Unrealized Appreciation		Notional Value	Clearinghouse
Two Year U.S.
Treasury Bonds	13	March, 2016	$5,078	USD	2,829,125	Barclays Plc

See Notes to Schedules of Portfolio Investments.

  NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2015 (Unaudited)

1. Organization

RBC Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 23 portfolios. This report includes the following six investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC Emerging Markets Equity Fund (“Emerging Markets Equity Fund”)

- RBC Emerging Markets Small Cap Equity Fund (“Emerging Markets Small Cap Equity Fund”)

- RBC Global Opportunities Fund (“Global Opportunities Fund”)

- RBC International Opportunities Fund (“International Opportunities Fund”)

- RBC Short Duration Fixed Income Fund (“Short Duration Fixed Income Fund”)

- RBC Ultra-Short Fixed Income Fund (“Ultra-Short Fixed Income Fund”)

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”), acts as the investment advisor for the Funds and RBC Global Asset Management (UK) Limited (“RBC GAM (UK)” or “Sub-Advisor”) serves as the investment sub-advisor for the Emerging Markets Equity Fund, Emerging Markets Small Cap Equity Fund, Global Opportunities Fund and International Opportunities Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates.

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing the Schedules of Portfolio Investments (“Schedules”). Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Schedules. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Trust’s Board of Trustees (the “Board”) has adopted pricing and valuation procedures for determining the fair value of the Funds’ investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the close of regular trading on the exchange and are categorized as Level 1 in the fair value hierarchy. An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will be generally categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in

  NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

Exchange-traded futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded and are categorized as Level 1 in the fair value hierarchy.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of the NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

Many securities markets and exchanges outside of North American time zones close prior to the close of the NYSE; therefore, the closing prices for equity securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. The Funds have procedures in place to fair value foreign equity securities traded in countries outside North American time zones daily in order to take into account, among other things, any significant events occurring after the close of trading in a foreign market. The Funds receive adjusted fair value prices from a designated independent pricing vendor. In general, the vendor utilizes a multi-factor model to consider such information as the issue’s closing price, relevant general and sector indices and currency fluctuations to generate an evaluated adjustment factor for each security and provide an evaluated fair value price. The Funds generally categorize such evaluated fair value prices as Level 2 in the fair value hierarchy.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities. The Pricing Committee includes representatives of the Funds’ Advisor and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker-dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default

  NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

●    Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

●    Level 2 -  Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

●    Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

  NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2015 is as follows:

Funds	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Emerging Markets Equity Fund	$18,086,788(a)	$36,742,241(a)	$ —	$ 54,829,029
Emerging Markets Small Cap Equity Fund	927,831(a)	3,602,748(a)	123	4,530,702
Global Opportunities Fund	3,400,064(a)	1,872,403(a)	—	5,272,467
International Opportunities Fund	627,171(a)	4,925,097(a)	—	5,552,268
Short Duration Fixed Income Fund	388,212(b)	11,096,161(a)	—	11,484,373
Ultra-Short Fixed Income Fund	1,024,991(b)	17,005,657(a)	—	18,030,648

Other Financial Instruments*
Short Duration Fixed Income Fund	3,468	—	—	3,468
Ultra-Short Fixed Income Fund	5,078	—	—	5,078

Liabilities:
Other Financial Instruments*
Short Duration Fixed Income Fund	(3,250)	—	—	(3,250)

(a)	The breakdown of the Fund’s investments by security type or country is disclosed in the Schedules of Portfolio Investments.
(b)	Level 1 investments consist of Investment Companies.

*Other financial instruments are futures contracts which are reflected in the Schedule of Portfolio Investments, and are shown at the unrealized appreciation/(depreciation) on the contracts.

During the period ended December 31, 2015, the Funds, except the Emerging Markets Equity Fund and the Emerging Markets Small Cap Equity Fund, recognized no transfers to/from Level 1 or Level 2. For the Emerging Markets Equity Fund and the Emerging Markets Small Cap Equity Fund, transfers to Level 2 from Level 1 in the amount of $550,581 and $380,435,respectively were due to the absence of an active trading market for the securities on December 31, 2015. Emerging Markets Small Cap Equity Fund securities were transferred from Level 2 to Level 1 in the amount of $21,465 since the trading market became active for the securities. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the period utilizing fair value at the beginning of the period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Emerging Markets Equity Fund	Emerging Markets Small Cap Equity Fund
	Preferred Stock (China)	Preferred Stock (Philippines)		Convertible Bonds (Oman)
Balance as of 3/31/15 (value)	$25,761	$130		$1,813
Purchases	—	—		—
Sales (Paydowns)	(25,761)	—		(1,705)
Realized gain (loss)	—	—		(126)
Change in unrealized appreciation (depreciation)	—	(7	)*	18

Balance as of 12/31/15 (value)	$—	$123		$—

* Net change in unrealized appreciation/(depreciation) in Level 3 securities still held at December 31, 2015.

  NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The Funds’ assets assigned to the Level 3 category were valued using market data or trade information specific to the security or comparable issues. However, due to a lack of market activity or corroborating data to support the valuations, the investments were classified as Level 3.

The significant unobservable inputs used in fair value measurement of the Funds’ investments are (i) an estimation of a normalized earnings level for the company and (ii) the likelihood of achieving normalized earnings. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

Investment Transactions:

Investment transactions are recorded on one business day after trade date, except on the last business day of each fiscal quarter, when they are recorded on trade date.

Foreign Currency Transactions:

The values of foreign securities, foreign currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from movements in currency exchange rates are recorded as unrealized foreign currency gains or losses. The effects of changes in foreign currency exchange rates on investments in securities are not segregated from the effects of changes in market prices of those securities. Such fluctuations are included with the net change in unrealized appreciation/depreciation on investment transactions.

Financial Instruments:

When-Issued Transactions

The Funds may engage in when-issued transactions. The Funds record when-issued securities on the trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin earning interest on the settlement date. As of December 31, 2015, the Funds held no when-issued securities.

Derivatives:

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow the Funds to manage its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below. For open derivative instruments as of December 31, 2015, see the following section for financial futures contracts.

Financial Futures Contracts

The Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund entered into futures contracts in an effort to both manage their cash position and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an

  NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules of Portfolio Investments. Collateral pledged for open futures contracts is the cash at the brokers in the amount of $36,698 and $32,438 for Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund, respectively, at December 31, 2015.

Fair Values of derivative instruments as of December 31, 2015 are as follows*:

Fair Values of Derivative Financial Instruments as of December 31, 2015
Statement of Assets and Liabilities Location
Asset Derivatives
	Short Duration	Ultra-Short
	Fixed Income	Fixed Income
	Fund	Fund
Interest rate risk:
Unrealized appreciation on futures contracts	$ 3,468	$ 5,078

Liability Derivatives
	Short Duration	Ultra-Short
	Fixed Income	Fixed Income
	Fund	Fund
Interest rate risk:
Unrealized depreciation on futures contracts	$ 3,250	$ —

* For open derivative instruments as of December 31, 2015, see the preceding tables on the Schedules of Portfolio Investments for financial futures contracts.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

TBA Commitments:

The Funds may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the

  NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

current value of the underlying securities, according to the procedures described under “Security Valuation”. As of December 31, 2015, the Funds had no outstanding TBA commitments.

Credit Enhancement

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

3. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Fund Management has analyzed the Fund’s tax positions taken or expected to be taken on federal income tax returns for all open tax years (for the periods ended March 31 of the years 2014 and 2015), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of December 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost of	Unrealized	Unrealized	Net Unrealized Appreciation
	Securities	Appreciation	Depreciation	(Depreciation)
Emerging Markets Equity Fund	$57,227,646	$830,765	$(3,229,382)	$(2,398,617)
Emerging Markets Small Cap Equity Fund	4,941,612	458,807	(869,717)	(410,910)
Global Opportunities Fund	5,081,754	392,620	(201,907)	190,713
International Opportunities Fund	5,622,583	253,814	(324,129)	(70,315)
Short Duration Fixed Income Fund	11,585,225	11,169	(112,021)	(100,852)
Ultra-Short Fixed Income Fund	18,114,011	8,891	(92,254)	(83,363)

As of March 31, 2015, the Global Opportunities Fund, International Opportunities Fund, Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund had a short-term capital loss carryforward of $8,090, $3,845, $51,229 and $69,170, respectively, and Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund had a long-term capital loss carryforward of $53,124 and $31,771, respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration.

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Emerging Markets Equity Fund deferred a qualified late-year ordinary loss of $1,382 which will be treated as arising on the first business day of the year ended March 31, 2016.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RBC Funds Trust

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	2/25/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	2/25/2016

By (Signature and Title)*	/s/ Kathleen A. Hegna
Kathleen A. Hegna, Treasurer and Chief Financial Officer
(principal financial officer)

Date	2/25/2016

*	Print the name and title of each signing officer under his or her signature.